Accounts receivable (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable
Freight	675	674
Non-freight	147	167
Gross accounts receivable	822	841
Allowance for doubtful accounts	(7)	(10)
Net accounts receivable	815	831